UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06418

LORD ABBETT MUNICIPAL INCOME TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period:  July 1, 2007 through June 30, 2008

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06418

Reporting Period: 07/01/2007 - 06/30/2008

Lord Abbett Municipal Income Trust

====================== LORD ABBETT FLORIDA TAX FREE TRUST ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261973101

Meeting Date: DEC 6, 2007    Meeting Type: Special

Record Date:  SEP 7, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Merger of Funds                   For       For        Management

====================== LORD ABBETT GEORGIA TAX FREE TRUST ======================

Nothing to Report

================== LORD ABBETT HIGH YIELD MUNICIPAL BOND FUND ==================

Nothing to Report

==================== LORD ABBETT INTERMEDIATE TAX FREE FUND ====================

Nothing to Report

===================== LORD ABBETT MICHIGAN TAX FREE TRUST ======================

Nothing to Report

=================== LORD ABBETT PENNSYLVANIA TAX FREE TRUST ====================

Nothing to Report

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2008